Shareholders’ Equity	12 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 17 – SHAREHOLDERS’ EQUITY

Ordinary Shares

On December 31, 2024. we completed a ten (10) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding Ordinary Shares, par value $0.001 per share.

On April 9, 2025, the Amended and Restated 2024 Equity Incentive Plan, which had been approved by the Board of Directors on March 20, 2025, became effective. The original 2024 Equity Incentive Plan had been approved by the Board on June 7, 2024. Under the Amended and Restated 2024 Equity Incentive Plan, a total of 1,400,000 ordinary shares of the Company are available for issuance. On the same date, the Board approved the grant of an aggregate of 500,000 Class B ordinary shares to Tao Ling, our Co-Chief Executive Officer and director. These shares vested immediately upon acceptance and are subject to a lock-up period until October 10, 2026.

On August 5, 2025, we completed a twenty-five (25) for one (1) reverse stock split of our issued and outstanding Ordinary Shares, par value $0.025 per share.

From the legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only, references to our Ordinary Shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

Private placement

On November 18, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company sold 1,623,376 Class A Ordinary Shares (6,494 Class A Ordinary Shares following the 2024 and 2025 Reverse Share Split) for a total amount of $300,000, which was determined at a 30% discount to the average closing price of the Class A Ordinary Shares for the ten consecutive trading days immediately preceding the date of the securities purchase agreement. The shares were registered pursuant to a prospectus supplement to the Company’s currently effective registration statement on F-3 (File No. 333-279177) on November 19, 2024. Subsequently on November 19, 2024, the Company and the investor entered into a supplemental agreement to the securities purchase agreement pursuant to which the shares to be sold remained at 1,623,376 (6,494 Class A Ordinary Shares following the 2024 and 2025 Reverse Share Split). The offering price for such shares varies depending on the day that the accredited investor sells all or a portion of the Shares and, for any shares sold on a given day, is equal to 50% of the VWAP of the trading day following such sale. The investor received the shares on December 5, 2024. However, as of the date of this report, the Company has only received gross proceeds in the amount of approximately $60,000, prior to deducting transaction fees and estimated expenses.

On February 10, 2025, the Company entered into a securities purchase agreement with certain individual investors for the sale of an aggregate of 965,513 Class A ordinary shares (38,621 Class A Ordinary Shares following the 2025 Reverse Share Split), par value US$0.001 per share (par value US$0.025 following the 2025 Reverse Share Split), through a private investment in public equity at a purchase price of US$1.45 per share. In connection with the PIPE, the purchasers also received warrants to purchase an aggregate of 2,896,539 Class A ordinary shares (115,862 Class A Ordinary Shares following the 2025 Reverse Share Split). The warrants were exercisable immediately upon issuance and, on February 17, 2025, the Company consummated the PIPE and issued the Class A ordinary shares and warrants to the purchasers. The purchasers elected to conduct an alternate cashless exercise of the warrants, resulting in the issuance of an aggregate of 24,582,913 Class A ordinary shares (983,317 Class A Ordinary Shares following the 2025 Reverse Share Split). The offering generated gross proceeds of approximately US$1.4 million, before deducting estimated offering expenses payable by the Company.

On April 14, 2025, the Company entered into a securities purchase agreement with several investors for the sale of 9,090,908 Class A ordinary shares (363,636 Class A Ordinary Shares following the 2025 Reverse Share Split), par value US$0.001 per share (par value US$0.025 following the 2025 Reverse Share Split), together with warrants to purchase up to 90,909,080 Class A ordinary shares. Each Class A ordinary share was sold together with two associated warrants at a combined offering price of US$0.55. The warrants have an initial exercise price of US$0.80 per share, are exercisable immediately upon issuance. On the seventh calendar day following issuance, the exercise price was reset to US$0.16 per share and the number of Class A ordinary shares issuable upon exercise was adjusted to 90,909,080. The offering closed on April 15, 2025, generating aggregate gross proceeds of approximately US$5.0 million before deducting offering expenses. Under the exchange agreement, the holders surrendered 18,181,816 warrants for cancellation, and in exchange the Company issued an aggregate of 70,909,082 Class A ordinary shares. The exchanged shares were issued on May 7, 2025.

June 30, 2025, the Company entered into a securities purchase agreement with an institutional investor in connection with a registered direct offering of 10,500,000 Class A ordinary shares (420,000 Class A Ordinary Shares following the 2025 Reverse Share Split), par value US$0.001 per share(par value US$0.025 following the 2025 Reverse Share Split), and pre-funded warrants to purchase 31,166,667 Class A ordinary shares (1,246,667 Class A Ordinary Shares following the 2025 Reverse Share Split). The pre-funded warrants have an exercise price of US$0.001 per share, are immediately exercisable subject to a 9.99% beneficial ownership limitation, and may be exercised on a cashless basis at any time until exercised in full. The offering closed on July 1, 2025, and the Company received net proceeds of approximately US$4.52 million after deducting offering expenses.

Convertible Notes

On June 21, 2024, the Company entered into the other securities purchase agreement with Streeterville Capital, LLC, relating to the issuance and sale of a senior unsecured convertible note in the principal amount of $1,360,000, at a purchase price of $1,250,000. The Note is convertible into Class A Ordinary Shares, par value $0.0001 per share (par value US$0.025 following the 2024 and 2025 Reverse Share Split), of the Company. Streeterville Capital, LLC exercised the conversion right in June, August, September and November of 2024 and receiving 155,666, 229,273, 527,159 and 772,828,Class A Ordinary Share (623, 917, 2,109 and 3,091 Class A Ordinary Share following the 2024 and 2025 Reverse Share Split) with the converting price of $0.3212 per share, $0.2181 per share, $0.2371 per share and 0.2523 per share ($80.3 per share, $54.525 per share, $59.275 per share and 63.075 following the 2024 and 2025 Reverse Share Split), respectively. On December 30, the Company repaid the rest of the Note. As a result, the note was deemed paid in full, canceled and of no further force or effect.

Dividends

No dividends were declared or paid by the Company for the year ended September 30, 2025 and 2024.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory reserve and the discretionary reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary reserve are made at the discretion of the Board of Directors of each of the Company PRC subsidiaries. The reserved amounts as determined pursuant to PRC statutory laws totaled $1,497,772 and $1,497,772 as of September 30, 2025 and 2024, respectively.

Under PRC laws and regulations, paid-in capital and statutory reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation.

Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in the Company’s subsidiaries based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. The non-controlling interests were $3,961,521 and $2,694,355 as of September 30, 2025 and 2024, respectively.